CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 14,401,249	$ 1,972,963	¥ 14,948,129	¥ 13,516,698
Operating costs and expenses:
Cost of products sold	(13,572,020)	(1,859,359)	(14,099,151)	(12,676,722)
Fulfillment expenses	(381,035)	(52,202)	(400,538)	(401,414)
Selling and marketing expenses	(313,897)	(43,004)	(448,387)	(457,880)
General and administrative expenses	(70,907)	(9,714)	(224,202)	(205,623)
Technology expenses	(69,635)	(9,540)	(124,341)	(139,504)
Other operating income (expenses), net	8,359	1,145	(1,607)	(6,556)
Total operating costs and expenses	(14,399,135)	(1,972,674)	(15,298,226)	(13,887,699)
(Loss) Income from operations	2,114	289	(350,097)	(371,001)
Interest income	7,041	965	8,834	8,118
Interest expense	(28,331)	(3,881)	(20,141)	(13,443)
Foreign exchange gain (loss)	(909)	(125)	610	(7,875)
Other income (loss), net	(595)	(82)	7,612	8,132
Loss before income taxes	(20,680)	(2,834)	(353,182)	(376,069)
Income tax expense	(96)	(13)	(251)	0
Net loss	(20,776)	(2,847)	(353,433)	(376,069)
Net loss attributable to non-controlling interest	8,398	1,151	16,829	15,281
Net loss attributable to redeemable non-controlling interest	1,992	273	30,852	32,329
Adjustment attributable to redeemable non-controlling interest	(54,357)	(7,447)	(86,941)	(88,419)
Net loss attributable to ordinary shareholders	(64,743)	(8,870)	(392,693)	(416,878)
Other comprehensive income (loss), net of tax of nil
Unrealized gains of available-for-sale securities	1,074	147	4,343	4,810
Realized gains of available-for-sale securities	(1,217)	(167)	(4,166)	(4,464)
Foreign currency translation adjustments	1,986	273	(3,249)	15,869
Comprehensive loss	¥ (62,900)	$ (8,617)	¥ (395,765)	¥ (400,663)
Loss per share:
Loss per share, basic | (per share)	¥ (0.38)	$ (0.05)	¥ (2.33)	¥ (2.5)
Loss per share, diluted | (per share)	¥ (0.38)	$ (0.05)	¥ (2.33)	¥ (2.5)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, basic	171,835,632	171,835,632	168,609,128	166,634,121
Weighted average number of shares used in computation of loss per share, diluted	171,835,632	171,835,632	168,609,128	166,634,121